Nature of Operations and Basis of Presentation Nature of Operations and Basis of Presentation (Tables)	4 Months Ended	12 Months Ended
	Apr. 21, 2014	Dec. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Changes in Allowance for Doubtful Accounts
The table below shows the changes in our allowance for doubtful accounts balance:

	2013	2012	2011
Beginning allowance	$8,586	$974	$2,170
Bad debt expense	11,041	12,539	4,616
Write offs	(6,895)	(4,927)	(5,812)
Ending allowance	$12,732	$8,586	$974

Schedule of Property and Equipment Estimated Useful Lives
Property and equipment, net consists of the following (in thousands):

	April 21, 2014	December 30, 2013
Buildings under deemed landlord financing	$14,750	$16,150
Leasehold improvements	58,584	50,587
Machinery and equipment	14,505	12,399
Furniture and fixtures	3,067	2,669
Automobiles	2,678	2,282
Computer equipment	3,850	3,395
Construction in progress	5,184	6,257
Total Property and equipment, gross	102,618	93,739
Less: Accumulated depreciation	(17,283)	(15,110)
Total Property and equipment, net	$85,335	$78,629

Depreciation is calculated using the straight-line method based on the following estimated lives:

Building under deemed landlord financing	39 years
Leasehold improvements	7 - 20 years
Furniture and fixtures	7 years
Automotive equipment	4 - 5 years
Computer equipment	3 - 5 years
Machinery and equipment	5 years
Property and equipment consists of the following at December 30, 2013 and December 31, 2012:

	2013	2012
Buildings under deemed landlord financing	$16,150,000	$9,300,000
Leasehold improvements	50,586,657	31,704,258
Machinery and equipment	12,399,544	8,259,508
Furniture and fixtures	2,669,189	2,127,642
Automobiles	2,281,816	1,684,047
Computer equipment	3,395,473	2,430,521
Construction in progress	6,256,571	2,641,429
Total Property and equipment, gross	93,739,250	58,147,405
Less: Accumulated depreciation	(15,109,881)	(9,932,466)
Total Property and equipment, net	$78,629,369	$48,214,939

Schedule of Unearned Franchise Fee Activity
Unearned franchise fee activity consisted of the following:

December 26, 2011	$230,000
Fees Collected	40,000
Fees Earned	(80,000)
Fees Repaid (See Note 2)	(150,000)
December 31, 2012	$40,000
Fees Collected	—
Fees Earned	—
December 30, 2013	$40,000